INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 186,283,548		$ 213,273,984
Land		18,599,345		22,528,233
Other assets		17,655,542		23,657,648
Total Assets		222,538,435		259,459,865
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		154,116,087		181,729,095
Accounts payable and accrued expenses		2,937,869		2,799,503
Other liabilities		16,470,525		19,523,176
Total Liabilities		173,524,481		204,051,774
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	$ 39,048,106	39,048,106	$ 39,540,107	39,540,107
Other partners		9,965,848		15,867,984
Partners Capital		49,013,954		55,408,091
Liabilities and Stockholders' Equity		222,538,435		259,459,865
Series Forty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		59,585,266		71,764,322
Land		6,625,243		8,589,687
Other assets		5,864,937		8,428,129
Total Assets		72,075,446		88,782,138
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		51,300,449		64,414,239
Accounts payable and accrued expenses		1,007,647		1,052,189
Other liabilities		3,773,605		5,246,347
Total Liabilities		56,081,701		70,712,775
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	11,621,602	11,621,602	11,253,062	11,253,062
Other partners		4,372,143		6,816,301
Partners Capital		15,993,745		18,069,363
Liabilities and Stockholders' Equity		72,075,446		88,782,138
Series Forty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		39,693,966		51,104,087
Land		4,744,800		6,709,244
Other assets		3,410,869		5,630,976
Total Assets		47,849,635		63,444,307
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		34,627,115		46,634,276
Accounts payable and accrued expenses		667,519		595,133
Other liabilities		2,351,962		3,462,124
Total Liabilities		37,646,596		50,691,533
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	7,987,340	7,987,340	7,493,139	7,493,139
Other partners		2,215,699		5,259,635
Partners Capital		10,203,039		12,752,774
Liabilities and Stockholders' Equity		47,849,635		63,444,307
Series Forty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		87,004,316		90,405,575
Land		7,229,302		7,229,302
Other assets		8,379,736		9,598,543
Total Assets		102,613,354		107,233,420
LIABILITIES AND PARTNERS’ CAPITAL
Mortgages and construction loans payable		68,188,523		70,680,580
Accounts payable and accrued expenses		1,262,703		1,152,181
Other liabilities		10,344,958		10,814,705
Total Liabilities		79,796,184		82,647,466
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	$ 19,439,164	19,439,164	$ 20,793,906	20,793,906
Other partners		3,378,006		3,792,048
Partners Capital		22,817,170		24,585,954
Liabilities and Stockholders' Equity		$ 102,613,354		$ 107,233,420